Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
2 2 .	Subsequent events
The Company evaluated its subsequent events through the date on which these financial statements were issued. There is no material events or transactions needing recognition or disclosure found.